Disclosure of commitments (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Commitments Disclosure Of Commitments 1	$ 47,252
Commitments Disclosure Of Commitments 2	0
Commitments Disclosure Of Commitments 3	0
Commitments Disclosure Of Commitments 4	$ 0